Borrowings - Summary of Borrowings (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 356,768	$ 410,171
Current	103,018	75,590
Non-current	253,750	334,581
Borrowings	356,768	410,171
Bank loans - Syndicated loans
Disclosure of detailed information about borrowings [line items]
Borrowings	286,944	309,425
Current	33,194	27,552
Non-current	253,750	281,873
Borrowings	286,944	309,425
Bank loans - Syndicated loans
Disclosure of detailed information about borrowings [line items]
Borrowings	286,944	309,425
Borrowings	286,944	309,425
Bank loans - Loans for batteries
Disclosure of detailed information about borrowings [line items]
Borrowings	49,084	85,276	$ 121,200	$ 3,975.0
Current	49,084	32,568
Non-current	0	52,708
Borrowings	49,084	85,276	$ 121,200	$ 3,975.0
Bank loans - Loans for procurement and operating capital
Disclosure of detailed information about borrowings [line items]
Borrowings	20,740	15,470
Borrowings	$ 20,740	$ 15,470
Borrowings, interest rate	3.44%	3.25%
Bottom of range | Bank loans - Syndicated loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.39%	3.21%
Bottom of range | Bank loans - Loans for procurement and operating capital
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.23%	2.05%
Top of range | Bank loans - Syndicated loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.41%	3.26%
Top of range | Bank loans - Loans for procurement and operating capital
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.61%	2.30%